UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 59.0%
U.S. Government Sponsored Agencies 53.3%
Federal Farm Credit Bank:
0.11% *, 8/13/2014	10,000,000	9,999,633
0.124% **, 10/27/2014	36,000,000	36,001,348
0.134% **, 11/26/2014	22,000,000	22,001,098
0.135% **, 3/3/2016	25,000,000	25,000,000
0.136% **, 10/20/2014	60,000,000	60,000,749
0.14% **, 2/2/2015	25,000,000	24,998,079
0.14% *, 8/7/2014	15,000,000	14,999,650
0.23% **, 3/4/2015	45,000,000	45,024,243
Federal Home Loan Bank:
0.06% *, 8/26/2014	50,000,000	49,997,917
0.09% *, 1/5/2015	35,000,000	34,986,262
0.09% *, 1/9/2015	35,000,000	34,985,913
0.09% *, 1/16/2015	50,000,000	49,979,000
0.092% **, 2/12/2015	40,000,000	40,000,000
0.101% **, 1/20/2015	40,000,000	40,000,000
0.105% *, 8/1/2014	70,000,000	70,000,000
0.106% **, 6/5/2015	42,000,000	42,000,039
0.12%, 10/27/2014	42,000,000	41,998,092
0.12% *, 1/23/2015	35,000,000	34,979,583
0.125% **, 8/1/2014	20,000,000	20,000,000
0.125%, 1/29/2015	25,000,000	25,000,976
0.125%, 2/5/2015	40,000,000	39,989,218
0.135% *, 8/25/2014	12,000,000	11,998,920
0.17%, 8/1/2014	28,000,000	28,000,000
0.17%, 9/5/2014	35,000,000	34,999,413
0.17%, 2/12/2015	40,000,000	40,000,572
Federal Home Loan Mortgage Corp.:
0.06% *, 10/17/2014	15,000,000	14,998,075
0.07% *, 9/8/2014	36,000,000	35,997,340
0.071% *, 8/6/2014	50,000,000	49,999,514
0.08% *, 10/20/2014	35,834,000	35,827,630
0.08% *, 11/21/2014	50,000,000	49,987,556
0.08% *, 11/26/2014	85,000,000	84,977,900
0.088% *, 12/8/2014	15,000,000	14,995,297
0.095% *, 10/2/2014	25,000,000	24,995,910
0.1% *, 10/24/2014	20,000,000	19,995,333
0.1% *, 9/5/2014	25,000,000	24,997,569
0.1% *, 10/15/2014	30,000,000	29,993,750
0.1% *, 10/28/2014	40,000,000	39,990,223
0.105% *, 1/20/2015	15,000,000	14,992,475
0.11% *, 11/5/2014	75,000,000	74,978,000
0.115% *, 8/18/2014	35,000,000	34,998,099
0.14% *, 8/26/2014	18,000,000	17,998,250
0.15% *, 7/10/2015	16,500,000	16,476,419
0.17% *, 12/3/2014	8,000,000	7,995,316
Federal National Mortgage Association:
0.065% *, 9/10/2014	49,500,000	49,496,425
0.065% *, 10/14/2014	50,000,000	49,993,319
0.1% *, 9/3/2014	25,000,000	24,997,708
0.12% *, 9/15/2014	50,000,000	49,992,500
0.12% *, 4/1/2015	17,000,000	16,986,230

		1,662,601,543
U.S. Treasury Obligations 5.7%
U.S. Treasury Floating Rate Note, 0.095%, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Notes:
0.07%, 1/31/2016	90,000,000	89,983,275
0.5%, 8/15/2014	31,000,000	31,004,163
2.375%, 9/30/2014	11,700,000	11,742,502
4.25%, 8/15/2014	15,000,000	15,024,148

		177,754,088

Total Government & Agency Obligations (Cost $1,840,355,631)		1,840,355,631
Repurchase Agreements 42.8%
Barclays Capital, 0.06%, dated 7/31/2014, to be repurchased at $56,000,093 on 8/1/2014 (a)	56,000,000	56,000,000
BNP Paribas, 0.07%, dated 7/31/2014, to be repurchased at $40,000,078 on 8/1/2014 (b)	40,000,000	40,000,000
BNP Paribas, 0.08%, dated 7/31/2014, to be repurchased at $100,000,222 on 8/1/2014 (c)	100,000,000	100,000,000
BNP Paribas, 0.09%, dated 7/31/2014, to be repurchased at $200,000,500 on 8/1/2014 (d)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.07%, dated 7/31/2014, to be repurchased at $147,000,286 on 8/1/2014 (e)	147,000,000	147,000,000
HSBC Securities, Inc., 0.08%, dated 7/31/2014, to be repurchased at $75,000,167 on 8/1/2014 (f)	75,000,000	75,000,000
JPMorgan Securities, Inc., 0.08%, dated 7/31/2014, to be repurchased at $100,000,222 on 8/1/2014 (g)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.08%, dated 7/31/2014, to be repurchased at $200,000,444 on 8/1/2014 (h)	200,000,000	200,000,000
Morgan Stanley & Co., Inc., 0.09%, dated 7/31/2014, to be repurchased at $100,000,250 on 8/1/2014 (i)	100,000,000	100,000,000
Wells Fargo Bank, 0.08%, dated 7/31/2014, to be repurchased at $66,000,147 on 8/1/2014 (j)	66,000,000	66,000,000
Wells Fargo Bank, 0.09%, dated 7/31/2014, to be repurchased at $250,000,625 on 8/1/2014 (k)	250,000,000	250,000,000

Total Repurchase Agreements (Cost $1,334,000,000)		1,334,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,174,355,631) †	101.8	3,174,355,631
Other Assets and Liabilities, Net	(1.8)	(55,416,732)

Net Assets	100.0	3,118,938,899

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

†	The cost for federal income tax purposes was $3,174,355,631.
(a)	Collateralized by $57,084,400 U.S. Treasury Note, 2.25%, maturing on 7/31/2021 with a value of $57,120,078.
(b)	Collateralized by $35,180,400 U.S. Treasury Inflation-Indexed Notes, with various coupon rates from 0.5-1.625% , with various maturities of 1/15/2015-4/15/2015 with a value of $40,800,040.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,086,000	Federal Farm Credit Bank	3.05	10/24/2030	2,937,558
24,110,000	Federal Home Loan Bank	Zero Coupon-4.0	9/16/2014-5/9/2033	23,368,724
52,066,817	Federal Home Loan Mortgage Corp.	2.17-5.5	7/18/2016-11/21/2022	54,626,663
21,359,000	Federal National Mortgage Association	Zero Coupon-2.375	1/5/2015-12/12/2022	21,067,056
Total Collateral Value				102,000,001

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
54,857,206	Federal Home Loan Mortgage Corp.	3.0-6.0	4/1/2025-7/1/2044	58,095,159
135,420,575	Federal National Mortgage Association	2.5-6.5	12/1/2017-7/1/2044	145,904,842
Total Collateral Value				204,000,001

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,255,369	U.S. Treasury Bonds	3.875-5.5	8/15/2028-8/15/2040	13,296,904
8,136,300	U.S. Treasury Inflation-Indexed Bonds	2.375-3.375	1/15/2025-4/15/2032	13,800,272
54,495,300	U.S. Treasury Notes	0.25-2.625	2/15/2015-2/15/2022	54,629,853
91,804,760	U.S. Treasury STRIPS	Zero Coupon	5/15/2018-5/15/2029	68,142,534
Total Collateral Value				149,869,563

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,265,481	Government National Mortgage Association	4.0	7/20/2044	19,424,436
648,700	U.S. Treasury Bond	0.08	5/15/2044	307,776
13,435,000	U.S. Treasury Inflation-Indexed Note	1.25	7/15/2020	15,926,998
59,750,850	U.S. Treasury STRIPS	Zero Coupon	8/15/2014-5/15/2044	40,844,529
Total Collateral Value				76,503,739

(g)	Collateralized by $98,166,901 Federal National Mortgage Association, with various coupon rates from 3.0-4.0% , with various maturities of 2/1/2029-5/1/2042 with a value of $102,002,640.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
76,737,200	U.S. Treasury Bond	3.625	8/15/2043	82,712,950
121,235,200	U.S. Treasury Note	0.5	6/15/2016	121,287,139
Total Collateral Value				204,000,089

(i)	Collateralized by $99,375,803 Federal Home Loan Mortgage Corp., with various coupon rates from 3.0-7.0% , with various maturities of 2/1/2016-10/1/2043 with a value of $102,000,000.
(j)	Collateralized by $65,993,300 U.S. Treasury Note, 2.125%, maturing on 5/31/2015 with a value of $67,320,073.
(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
221,758,359	Federal Home Loan Mortgage Corp. - Interest Only	2.5-4.5	4/15/2026-2/15/2043	34,501,988
3,768,271	Federal Home Loan Mortgage Corp. - Principal Only	Zero Coupon	5/15/2037-5/15/2041	3,438,913
42	Federal National Mortgage Association	4.5	11/25/2017	44
221,197,027	Federal National Mortgage Association - Interest Only	2.5-10.08	4/25/2022-4/25/2044	36,017,538
2,187,922	Federal National Mortgage Association - Principal Only	Zero Coupon	5/25/2037-7/25/2037	1,909,348
173,341,000	U.S. Treasury Notes	1.375-4.125	5/15/2015-11/30/2015	179,132,272
Total Collateral Value				255,000,103

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(l)	$—	$1,840,355,631	$—	$1,840,355,631
Repurchase Agreements	—	1,334,000,000	—	1,334,000,000
Total	$—	$3,174,355,631	$—	$3,174,355,631

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(l)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014